Commitments and Contingencies - Schedule of Commitments by Fiscal Year Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Commitments and Contingencies [Line Items]
Total future minimum lease payments	$ 1,475
Operating leases, Payments Less than one year	136
Operating leases, Payments due More than 5 years	961
Total borrowings	2,102	$ 2,189
Borrowings, Payments due Less than 1 year	9
Borrowings, Payments due More than 5 years	500
Total commitments and contractual obligations	5,108
Commitments and contractual obligations, Payments due Less than 1 year	638
Commitments and contractual obligations, Payments due 1-3 years	1,428
Commitments and contractual obligations, Payments due 3-5 years	1,428
Contractual Obligation, Due after Fifth Year	1,614
Purchase Obligations
Commitments and Contingencies [Line Items]
Purchase obligations, Total	1,093
Purchase obligations, Payments due Less than 1 year	409
Purchase obligations, Payments due 1-3 years	426
Purchase obligations, Payments due 3-5 years	162
Purchase obligations, Payments due More than 5 years	96
Operating Lease Commitments
Commitments and Contingencies [Line Items]
Total future minimum lease payments	1,442
Operating leases, Payments Less than one year	135
Operating leases, Payments due 1-3 years	229
Operating leases, Payments due 3-5 years	137
Operating leases, Payments due More than 5 years	941
Borrowings
Commitments and Contingencies [Line Items]
Total borrowings	2,119
Borrowings, Payments due Less than 1 year	9
Borrowings, Payments due 1-3 years	610
Borrowings, Payments due 3-5 years	1,000
Borrowings, Payments due More than 5 years	500
Interest Payments on Borrowings
Commitments and Contingencies [Line Items]
Interest payments on borrowings, Total	454
Interest payments on borrowings, Payments due Less than 1 year	85
Interest payments on borrowings, Payments due 1-3 years	163
Interest payments on borrowings, Payments due 3-5 years	129
Interest payments on borrowings, Payments due More than 5 years	$ 77